Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Statement [line items]
Summary of trade and other payables

	2025	2024
	A$’000	A$’000
Trade payables	5,645	4,548
Accrued payables	4,472	10,519

	10,117	15,067